Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share of Common Stock
Computation of Earnings per share

($ in millions except per share amounts)

For the year ended December 31:	2012	2011	2010
Weighted-average number of shares on which earnings per share calculations are based
Basic	1,142,508,521	1,196,951,006	1,268,789,202
Add—incremental shares under stock-based compensation plans	10,868,426	14,241,131	16,189,053
Add—incremental shares associated with contingently issuable shares	2,072,370	2,575,848	2,377,133
Assuming dilution	1,155,449,317	1,213,767,985	1,287,355,388
Net income on which basic earnings per share is calculated	$16,604	$15,855	$14,833
Less—net income applicable to contingently issuable shares	(1)	0	0
Net income on which diluted earnings per share is calculated	$16,603	$15,855	$14,833
Earnings/(loss) per share of common stock
Assuming dilution	$14.37	$13.06	$11.52
Basic	$14.53	$13.25	$11.69